Earnings (loss) per share (Tables)	12 Months Ended
Sep. 30, 2023
Earnings per share [abstract]
Disclosure of detailed information about earnings (loss) per share [Table Text Block]
	Year ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2023	2022	2021
Issued common shares, beginning of year	773,225	699,511	589,518

Effect of shares issued from:

December 2022 U.S. IPO and Canadian Offering (Note 16)	2,607,632	-	-
Over-allotment Pre-Funded Warrants (Note 15)	160,836	-	-
July 2023 Private Placement (Note 16)	299,988	-	-
July 2023 Pre-Funded Warrants (Note 15)	181,011	-	-
Debt settlements	44,759	132	1,038
Conversion of stock units	11,817	3,703	31
Exercise of options	2,671	-	9,118
Exercise of warrants	336	10,593	4,383
Issuance of bonus shares (Note 12)	-	8,262	-
Private placements	-	4,571	21,810
Acquisition of Police Ordnance (Note 4(a))	-	3,144	-
Conversion of contingent shares (Note 4(a))	-	386	-
Asset acquisitions (Note 4(b))	-	-	6,027
Amended license agreement	-	-	626
Exercise of broker options	-	-	170
Weighted average number of basic common shares	4,082,275	730,302	632,721

Dilutive securities:
Stock options	-	-	-
Warrants	-	-	-
Weighted average number of dilutive common shares	4,082,275	730,302	632,721